Summary of Significant Accounting Policies - Debt issuance costs & Accounts receivable, net (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Issuance Costs
Debt issuance costs	$ 0.1		$ 0.1		$ 0.1	$ 0.0
Amortization of the debt issuance costs	$ 0.1	$ 0.1	$ 0.1	$ 0.1	0.1	0.0
Accounts Receivable, net
Allowance for doubtful accounts						$ 0.1
Maximum
Accounts Receivable, net
Allowance for doubtful accounts					$ 0.1